Related Party Disclosures - Summary of Transactions Between Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions
– revenue	£ 495	£ 511	£ 473
– purchases	(80)	(79)	(101)
– other net income	388	248	216
Amounts receivable at 31 December	33	42	26
Amounts payable at 31 December	£ (5)	£ (2)	£ (1)